Northwestern Mutual Series Fund, Inc.
Supplement Dated July 1, 2025, to the
Statutory Prospectus Dated May 1, 2025
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”), dated May 1, 2025, as may be supplemented (the “Prospectus”). You should read this Supplement together with the Prospectus.
Portfolio Managers Update – Index 500 Stock Portfolio
Effective June 30, 2025, Matt Waldron and Steven White replaced Paul Whitehead as co-portfolio managers for the Index 500 Stock Portfolio. Accordingly, the “Portfolio Managers” information set forth under the “Summary – PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers:  Peter Sietsema, CFA, Director, joined BlackRock in 2007 and has managed the Portfolio May 2022.
Jennifer Hsui, CFA, Managing Director and Co-head and Chief Investment Officer of Global Index Equity joined BlackRock in 2006 and has managed the Portfolio since February 2021.
Matt Waldron, CFA, Managing Director and U.S. Head of International Portfolio Management, joined BlackRock in 2003 and has managed the Portfolio since 2025.
Steven White, Director and Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments, joined BlackRock in 2011 and has managed the Portfolio since 2025.”
In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Index 500 Stock Portfolio”:
“Peter Sietsema, CFA, Director of BlackRock, Inc. since 2007, member of BlackRock’s Index Equity Portfolio Management Group, has managed the Portfolio since May 2022.
Jennifer Hsui, CFA, Managing Director, of BlackRock, Inc. since 2011, Director of BlackRock Inc. from 2009 to 2011, Principal of BGI from 2006 to 2009, has managed the Portfolio since February 2021.
Matt Waldron, CFA, Managing Director of BlackRock since 2023, US Head of International Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”) since 2022, joined BlackRock in 2003 and has managed the Portfolio since June 2025.
Steven White, Director since 2020, Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BGM since 2024, joined BlackRock in 2011 and has managed the Portfolio since June 2025.”

Portfolio Managers Update – Large Company Value Portfolio
Effective July 1, 2025, Kevin Toney joined Brian Woglom, Philip Sundell, and Adam Krenn as a co-portfolio manager for the Large Company Value Portfolio. Accordingly, the “Portfolio Managers” information set forth under the “Summary – PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers:  Brian Woglom, CFA, Vice President and Senior Portfolio Manager, joined American Century in 2005 and has served as a manager for the Portfolio since 2016.
Philip Sundell, CFA, Vice President and Portfolio Manager, joined American Century in 1997 and began managing the Portfolio in April 2019.
Adam Krenn, CFA, Vice President and Senior Investment Analyst, joined American Century in 2011 and began managing the Portfolio in February 2022.
Kevin Toney, CFA, Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager, joined American Century in 1999 and has served as manager for the Portfolio since 2025.”
In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ASVISER AND SUB-ADVISERS – Portfolio Managers – Large Company Value Portfolio”:
“Brian Woglom, CFA, Vice President and Senior Portfolio Manager, joined American Century Investments in 2005 and becam a portfolio manager in 2012.
Philip Sundell, CFA, Vice President and Portfolio Manager, joined American Century Investments in 1997 and became a portfolio manager in 2017.
Adam Krenn, CFA, Portfolio Manager and Senior Investment Analyst, joined American Century Investments in 2011 and became a portfolio manager in 2020.
Kevin Toney, CFA, Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager, joined American Century in 1999 and became a portfolio manager in 2006.”
Portfolio Managers Update – Mid Cap Growth Stock Portfolio
Effective July 1, 2025, Michael Stein replaced Daniel Bloomgarden as co-portfolio manager for the Mid Cap Growth Stock Portfolio. Accordingly, the “Portfolio Managers” information set forth under the “Summary – PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers:  Felise L. Agranoff, CFA, Managing Director of JPMIM and Portfolio Manager, joined JPMIM in 2004 and has co-managed the Portfolio since October 2024.
Michael Stein, CFA, Managing Director of JPMIM and Portfolio Manager, joined JPMIM in 2014 and has co-managed the Portfolio since May 2025 has co-managed the Portfolio since July 2025.”

In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Mid Cap Growth Stock Portfolio”:
“Felise L. Agranoff, CFA, Managing Director, joined J.P. Morgan Investment Management, Inc. in 2004, previously worked as an analyst in the U.S. Equity Group, became a portfolio manager in 2015 and has managed the Portfolio since October 2024.
Michael Stein, CFA, Managing Director, joined J.P. Morgan Investment Management, Inc. in 2014 as a research analyst in the U.S. Equity Group, and became a portfolio manager in 2023 and has managed the Portfolio since July 2025.”
Portfolio Managers Update – Mid Cap Value Portfolio
Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the Portfolio effective December 31, 2025.
Portfolio Managers Update – Long-Term U.S. Government Bond Portfolio
Stephen Rodosky, Managing Director of Pacific Investment Management Company LLC, has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the Portfolio, effective December 31, 2025.
Additionally, effective June 30, 2025, Tim Crowley joined Stephen Rodosky and Michael Cudzil as a co-portfolio manager for the Long-Term U.S. Government Bond Portfolio. Accordingly, the “Portfolio Managers” information set forth under the “Summary – PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers:  Stephen Rodosky, joined PIMCO in 2001 and is a Managing Director in PIMCO’s Newport Beach office. He has managed the Portfolio since 2007.
Michael Cudzil, joined PIMCO in 2012 and is a Managing Director in PIMCO’s Newport beach office. He has managed the Portfolio since February 2016.
Tim Crowley, joined PIMCO in 2008 and is an Executive Vice President in PIMCO’s Newport Beach Office. He has managed the Portfolio since June 2025.”
In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Long-Term U.S. Government Bond Portfolio”:
“Stephen Rodosky, is a managing Director in PIMCO’s Newport Beach office and a portfolio manager for real return and U.S. long duration strategies. He serves as head of the talent management for portfolio management in the U.S. and previously led the firm’s U.S. rates team. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch.
Michael Cudzil, is a Managing Director in the Newport Beach office and a senior member of the liability driven investment portfolio management team and a generalist portfolio manager. He has served a chair of the Americas Portfolio Committee, as a rotating member on the PIMCO

Investment Committee and as a co-head of the agency MBS portfolio management team. Mr. Cudzil joined PIMCO in 2012. Prior to joining PIMCO, he worked as a Managing Director and head of pass-through trading at Nomura.
Tim Crowley, is an Executive Vice President in the Newport Beach office and a portfolio manager on the U.S. rates desk. Previously, he was a portfolio associate focusing on interest rate derivatives and volatility and an analyst in PIMCO’s trade compliance group. He joined PIMCO in 2008.”
Portfolio Managers Update –– Inflation Managed Portfolio
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the Portfolio effective December 31, 2025.
Advisory Fee Waiver Update to Emerging Markets Equity Portfolio
Effective August 1, 2025, MSA has agreed to an increased fee waiver such that the Total Annual Portfolio Operating Expenses After Fee Waiver set forth in the Fee Table in the Summary section will be 0.79% through April 30, 2026.
Accordingly, the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB ADVISERS” is amended so that the paragraph addressing fee waivers related to the Emerging Markets Equity Portfolio is modified to include the following additional paragraph:
“Effective on or about August 1, 2025, Mason Street Advisors has agreed to an additional waiver of a portion of its management fee relating to the Emerging Markets Equity Portfolio such that the management fee is 0.84% on the Portfolio’s first $250 million of average net assets, 0.76% on the next $250 million, and 0.68% on average net assets in excess of $500 million. This waiver may not be terminated prior to April 30, 2026 without action by the Board of Directors.”
Please retain this Supplement for future reference.